Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue	$ 12,582	$ 7,926	$ 23,164	$ 14,738	$ 38,034	$ 31,317	$ 23,560
Operating costs and expenses:
Cost of revenue	4,177	1,529	7,768	2,673	10,797	3,634	2,149
Research and development	3,204	2,589	5,940	5,220	9,054	9,201	9,961
Selling, general and administrative	26,989	14,344	55,690	25,252	64,895	50,582	42,970
Intangible amortization	1,026	935	2,053	1,870	3,922	3,738	3,738
Total operating costs and expenses	35,396	19,397	71,451	35,015	88,668	67,155	58,818
Loss from operations	(22,814)	(11,471)	(48,287)	(20,277)	(50,634)	(35,838)	(35,258)
Other (income) expense:
Loss (gain) on derivative liability	82	2,700	5,335	(4,800)	(8,310)	300	(800)
Loss on debt extinguishment, net	0	0	0	4,799	(28,634)	12,463	0
Scilex Pharma Notes principal increase					0	28,000	0
Change in fair value of Convertible debentures	3,748	0	3,748	0
Interest expense					9,604	11,764	13,116
Interest expense, net	5	3,707	4	6,738
Loss on foreign currency exchange	3	(12)	23	(8)	66	54	(2)
Total other expense	3,838	6,395	9,110	6,729	(27,274)	52,581	12,314
Loss before income taxes	(26,652)	(17,866)	(57,397)	(27,006)	(23,360)	(88,419)	(47,572)
Income tax expense	(3)	(28)	5	(25)	4	5	(53)
Net loss	$ (26,649)	$ (17,838)	$ (57,402)	$ (26,981)	$ (23,364)	$ (88,424)	$ (47,519)
Earnings Per Share [Abstract]
Net loss per share attributable to common stockholders - basic	$ (0.19)	$ (0.13)	$ (0.4)	$ (0.2)	$ (0.17)	$ (0.67)	$ (0.36)
Net loss per share attributable to common stockholders - diluted	$ (0.19)	$ (0.13)	$ (0.4)	$ (0.2)	$ (0.17)	$ (0.67)	$ (0.36)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of shares during the period-basic	142,626,000	133,060,000	142,146,000	133,043,000	134,226,000	132,858,000	132,891,000
Weighted average number of shares during the period -diluted	142,626,000	133,060,000	142,146,000	133,043,000	134,226,000	132,858,000	132,891,000